TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payable [Table Text Block]

	2018	2017
	US$’000	US$’000

Trade payables	7,994	6,206
Accrued expenses	13,401	26,204
Advances received	-	4,110
Others	1,372	1,218
	22,767	37,738
Non-current trade and other payables	(403)	(1,167)
	22,364	36,571
Less: included as part of a disposal group held for sale (Note 39)	-	(8,217)
Current trade and other payables	22,364	28,354